NOTES PAYABLE (Schedule of Notes Payable) (Parenthetical)) (Details)	Dec. 31, 2015	Dec. 31, 2014
Notes Payable Due At December 1, 2014 (Past Due) [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Unsecured Notes Payable Due At Maturity In September 2015 [Member]
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%
Notes Payable Due April 2015 [Member]
Debt Instrument [Line Items]
Interest rate	5.00%	8.00%
Series A Notes Payable Due At Maturity In October 2011 (Past Due) [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%